CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,263,311,636	$ 584,071,299	¥ 7,207,343,478
Restricted cash and cash equivalents	781,186,508	107,022,113	59,435,024
Short-term investments	1,118,547,455	153,240,373	642,893,540
Time and structured deposits	2,009,018,598	275,234,419	1,554,120,849
Accounts receivables (net of allowance of RMB 205,489 and RMB 274,956 (US$ 37,669) as of December 31, 2023 and 2024, respectively)	34,275,509	4,695,725	25,876,818
Other current assets (net of allowance of RMB 116,860,992 and RMB 72,671,045 (US$ 9,955,892) as of December 31, 2023 and 2024, respectively)	1,933,182,792	264,844,957	670,276,511
Total current assets	10,139,522,498	1,389,108,886	10,159,946,220
Non-current assets:
Right-of-use assets	158,006,692	21,646,828	164,584,899
Investment in equity method investee	146,100,984	20,000,000	136,804,441
Long-term investments (including amounts measured at fair value of RMB 14,445,946 and RMB 15,163,357 (US$ 2,077,371) as of December 31, 2023 and 2024, respectively)	78,987,113	10,821,190	210,591,186
Property and equipment, net	1,586,033,627	217,285,716	1,308,337,725
Intangible assets	2,207,259	302,393	3,093,050
Other non-current assets (net of allowance of RMB 1,548,480 and RMB 440,085 (US$ 60,291) as of December 31, 2023 and 2024, respectively)	353,369,112	48,411,370	498,838,377
Total non-current assets	2,324,704,787	318,483,250	2,322,249,678
TOTAL ASSETS	12,464,227,285	1,707,592,136	12,482,195,898
Current liabilities:
Short-term borrowings	720,000,000	98,639,596
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 271,587 and RMB 67,180 (US$ 9,204) as of December 31, 2023 and 2024, respectively)	18,696,986	2,561,477	29,937,993
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 48,612,158 and RMB 8,233,771 (US$ 1,128,022) as of December 31, 2023 and 2024, respectively)	262,077,864	35,904,520	299,835,945
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 1,644,689 and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	33,422,727	4,578,893	111,841,639
Derivative instruments-liability (including derivative instruments-liability of the consolidated VIEs without recourse to the Company of RMB 79,697,733 and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	89,894,630	12,315,514	312,870,238
Total current liabilities	1,124,092,207	154,000,000	754,485,815
Non-current liabilities:
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 39,083 and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	48,706,048	6,672,701	39,759,111
Total non-current liabilities	48,706,048	6,672,701	39,759,111
Total liabilities	1,172,798,255	160,672,701	794,244,926
Commitments and contingencies
Equity:
Treasury shares	(1,419,285,878)	(194,441,368)	(899,627,520)
Additional paid-in capital	4,026,668,369	551,651,305	4,033,145,746
Accumulated other comprehensive (loss)/profit	13,751,495	1,883,947	(24,130,903)
Retained earnings	8,670,119,156	1,187,801,454	8,578,387,761
Total Qudian Inc. shareholders' equity	11,291,429,030	1,546,919,435	11,687,950,972
Total equity	11,291,429,030	1,546,919,435	11,687,950,972
TOTAL LIABILITIES AND EQUITY	12,464,227,285	1,707,592,136	12,482,195,898
Class A Ordinary shares
Equity:
Ordinary shares	132,052	18,091	132,052
Class B Ordinary shares
Equity:
Ordinary shares	¥ 43,836	$ 6,006	¥ 43,836